Shareholders' equity - Schedule of movement between the opening and closing number of shares issued per class of share (Detail) - shares	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Shares per Class [Line Items]
Beginning balance	557,186,400	557,186,400
Ending balance	557,186,400	557,186,400
Class A shares [member]
Disclosure of Shares per Class [Line Items]
Beginning balance	371,457,600	371,457,600
Ending balance	371,457,600	371,457,600
Class B shares [member]
Disclosure of Shares per Class [Line Items]
Beginning balance	185,728,800	185,728,800
Ending balance	185,728,800	185,728,800